Nature of the Business and Basis of Presentation - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment	1
Accumulated deficit	$ (222,815)	$ (186,174)
Net cash used in operating activities	(68,462)	(28,439)	$ (11,174)
Cash and cash equivalents	$ 76,528	$ 8,533